Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

December 28, 2022

Re:	Trust for Advised Portfolios (the “Trust”)
File Nos.: 333-108394 and 811-21422
Fulcrum Diversified Absolute Return Fund S000050264 (the “Fund”)

To the Commission:

On behalf of the Trust and the Fund, attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of the following:

1: To approve the Agreement and Plan of Reorganization and Termination pursuant to which the Existing Fund would reorganize into a newly created series of Northern Lights Fund Trust IV.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 614-469-3217 or philip.sineneng@thompsonhine.com.

Sincerely,

/s/ Philip B. Sineneng
Philip B. Sineneng
Thompson Hine LLP